Shareholder Fees	Jul. 14, 2025
First Trust Bloomberg Nuclear Power ETF | First Trust Bloomberg Nuclear Power ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%